CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Investments:
Fixed income maturities, available for sale (amortized cost — $4,845.2 and $5,282.3)	$ 4,958,200	$ 5,230,700
Catastrophe bonds, trading at fair value ( cost — $29.4 and $37.9)	28,600	36,200
Privately-held investments, trading at fair value (amortized cost — $279.2 and $0)	279,700	0
Investments, equity method	67,900	67,100
Other investments	111,400	102,500
Total investments	6,771,400	6,739,400
Cash and cash equivalents (including cash within consolidated variable interest entities of — $69.1 and $26.9)	1,030,500	1,083,700
Reinsurance recoverables:
Unpaid losses	2,319,800	2,077,600
Ceded unearned premiums	443,700	558,800
Receivables:
Underwriting premiums	1,318,400	1,459,300
Other	114,300	121,200
Funds withheld	85,000	91,800
Deferred policy acquisition costs	291,100	248,500
Derivatives at fair value	12,900	14,600
Receivables for securities sold	5,100	3,200
Office properties and equipment	64,800	73,100
Right-of-use operating lease assets	93,500	0
Income tax recoverable	4,500	0
Deferred tax assets	0	35,400
Other assets	1,600	0
Intangible assets and goodwill	23,900	26,300
Total assets	12,580,500	12,532,900
Insurance reserves
Losses and loss adjustment expenses	6,951,800	7,074,200
Unearned premiums	1,737,700	1,709,100
Total insurance reserves	8,689,500	8,783,300
Reinsurance Payable	439,600	421,200	[1]
Payables
Income taxes payable	2,700	100
Accrued expenses and other payables	220,800	247,400
Payables for securities purchased	2,200	700
Operating lease liabilities	113,200
Liabilities under derivative contracts	87,200	15,100
Total payables	865,700	684,500
Long-term debt	299,800	424,700
Total liabilities	9,855,000	9,892,500
Commitments and contingent liabilities (see Note 20)	0	0
Ordinary shares:
60,395,839 shares of par value $.01 each (December 31, 2018 — 59,743,156 of par value 0.15144558¢ each)	604	90
Preference shares:
Non-controlling interest	0	3,700
Additional paid-in capital	1,201,700	967,500
Retained earnings	1,514,600	1,791,000
Accumulated other comprehensive income/(loss), net of taxes	8,600	(121,900)
Total shareholders’ equity	2,725,500	2,640,400
Total liabilities and shareholders’ equity	12,580,500	12,532,900
5.950% Preference Shares (AHL PRC)
Preference shares:
Preference shares, value	0	0
5.625% Preference Shares (AHL PRD)
Preference shares:
Preference shares, value	0	0
5.625% Preference Shares, rep by Dep Shares (AHL PRE)
Preference shares:
Preference shares, value	0	0
Retained earnings
Preference shares:
Total shareholders’ equity	1,514,600	1,791,000
Fixed Income Investments
Investments:
Fixed income maturities, available for sale (amortized cost — $4,845.2 and $5,282.3)	4,958,200	5,230,700
Short-term investments, trading at fair value (amortized cost — $79.2 and $9.5)	1,128,800	1,187,800
Short-term investments
Investments:
Fixed income maturities, available for sale (amortized cost — $4,845.2 and $5,282.3)	117,600	105,600
Short-term investments, trading at fair value (amortized cost — $79.2 and $9.5)	$ 79,200	$ 9,500

[1]	Retained earnings have been restated by $15.6 million from January 1, 2017 to account for additional ceded premiums on excess of loss ceded reinsurance contracts for periods December 31, 2016 and prior.